Summary of Significant Accounting Policies - Computation of Weighted Average Number of Common Shares Outstanding for Basic and Diluted Earnings Per Share (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
Weighted average common shares	2,980,602	2,980,602	2,980,602
Average treasury shares	(238,306)	(238,360)	(238,360)
Total weighted average common shares outstanding basic and diluted	2,742,296	2,742,242	2,742,242